Share-based payments reserve (Details 3)	12 Months Ended
Aug. 31, 2025 $ / shares shares
Notes and other explanatory information [abstract]
Number of stock options beginning | shares	10,450,000
Weighted average exercise price per share beginning | $ / shares	$ 0.49
Number of stock, Options granted | shares	2,600,000
Weighted average exercise price per share, Options granted | $ / shares	$ 0.36
Number of stock, Options forfeited | shares	(2,550,000)
Weighted average exercise price per share, Options forfeited | $ / shares	$ 0.49
Number of stock options ending | shares	10,500,000
Weighted average exercise price per share ending | $ / shares	$ 0.45